*Manager*
*Securities Operations*

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

1-11661

# NYSE

03056200

April 15, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

APR 15 2003

PROCESSED
APR 16 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, LEHMAN ABS CORPORATION, 1,650,800 Corporate Backed Trust Certificates, Boeing Note-Backed Series 2003-7 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 15, 2003. Tentative listing date – April 17, 2003.

Sincerely,

Jaras Madho